OTHER CURRENT LIABILITIES - Schedule of Other Current Liabilities (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
OTHER CURRENT LIABILITIES
Payable for purchase of property, plant and equipment	$ 5,533,545	$ 8,958,993
Interest Payable	0	411,087
Other tax payables	150,828	465,393
Accrued EPC warranty liabilities	198,629	196,322
Joint settlement payable	0	7,500,000
Others	2,560,961	2,296,838
Other current liabilities	$ 8,443,963	$ 19,828,633